Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

6. Inventories

Inventories consisted of approximately 43% raw materials and supplies and 57% finished and semi-finished products at December 31, 2018 (42% and 58%, respectively, at December 31, 2017). Nucor’s manufacturing process consists of a continuous, vertically integrated process from which products are sold to customers at various stages throughout the process. Since most steel products can be classified as either finished or semi-finished products, these two categories of inventory are combined.